Segment Information - Reconciliation of Adjusted EBITDA to Consolidated Profit Before Income Tax and Profit (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Total revenue	₺ 21,292,475	₺ 17,632,064	₺ 14,285,561
Adjusted EBITDA	8,787,982	6,228,254	4,619,509
Bad debt expense	(346,390)	(36,278)	(211,384)
Profit for the year	2,177,335	2,037,759	1,543,803
Profit/(loss) from discontinued operations			42,164
Profit from continuing operations	2,177,335	2,037,759	1,585,967
Income tax expense	495,481	571,758	423,160
Finance income	(1,932,133)	(818,436)	(961,642)
Finance costs	3,619,091	1,141,302	1,134,441
Other income	(241,435)	(74,438)	(78,569)
Other expenses	381,582	773,329	312,801
Depreciation and amortization	4,287,974	2,596,980	2,203,351
Share of loss of equity accounted investees	87
Consolidated adjusted EBITDA	8,787,982	6,228,254	4,619,509
Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	18,223,433	15,418,446	12,767,912
Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,387,323	1,026,181	855,728
All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,681,719	1,187,437	661,921
Segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	21,292,475	17,632,064	14,285,561
Operating segments [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	18,265,777
Adjusted EBITDA	7,534,291	5,593,837	4,160,861
Bad debt expense	(248,171)	49,468	(195,472)
Consolidated adjusted EBITDA	7,534,291	5,593,837	4,160,861
Operating segments [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,456,980
Adjusted EBITDA	612,697	263,962	235,348
Bad debt expense	(4,088)	(6,070)	(5,956)
Consolidated adjusted EBITDA	612,697	263,962	235,348
Operating segments [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,933,831
Adjusted EBITDA	665,470	374,314	222,849
Bad debt expense	(94,131)	(79,676)	(9,956)
Consolidated adjusted EBITDA	665,470	374,314	222,849
Operating segments [member] | Segment revenue [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	18,265,777	15,450,136	12,787,592
Operating segments [member] | Segment revenue [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	1,456,980	1,067,078	874,692
Operating segments [member] | Segment revenue [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	1,933,831	1,187,454	661,923
Operating segments [member] | Inter-segment revenue [member] | Turkcell Turkey segment [member]
Disclosure of operating segments [line items]
Total revenue	(42,344)	(31,690)	(19,680)
Operating segments [member] | Inter-segment revenue [member] | Turkcell International segment [member]
Disclosure of operating segments [line items]
Total revenue	(69,657)	(40,897)	(18,964)
Operating segments [member] | Inter-segment revenue [member] | All other segments [member]
Disclosure of operating segments [line items]
Total revenue	(252,112)	(17)	(2)
Intersegment eliminations [member]
Disclosure of operating segments [line items]
Total revenue	(364,113)
Adjusted EBITDA	(24,476)	(3,859)	451
Consolidated adjusted EBITDA	(24,476)	(3,859)	451
Intersegment eliminations [member] | Segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	(364,113)	(72,604)	(38,646)
Intersegment eliminations [member] | Inter-segment revenue [member]
Disclosure of operating segments [line items]
Total revenue	₺ 364,113	₺ 72,604	₺ 38,646